TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$ 10,553	$ 4,745	$ (1,648)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income (tax benefit)	$ 2,427	$ 1,091	$ (379)
Decrease in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(56)	(36)	(13)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(121)	(484)	(48)
Release of valuation allowance	(2,338)	0	238
Reduced deferred tax asset from expecting utilization of carryforward losses	0	183	0
Tax in respect of prior years		0	59
Permanent differences	31	0	77
Other adjustments	(252)	(178)	164
Taxes on income as reported in the statements of income	$ 195	$ 576	$ 98